1

Wilmington Real Asset Fund

PORTFOLIO OF INVESTMENTS

January 31, 2021 (unaudited)

Description	Number of Shares	Value

INFLATION RELATED SECURITIES – 14.6%

EXCHANGE-TRADED FUNDS – 14.6%

INFLATION-PROTECTED SECURITIES FUND – 14.6%

Schwab U.S. TIPS ETF	784,900	$48,867,874

TOTAL EXCHANGE-TRADED FUNDS (COST $48,531,994)		$48,867,874

TOTAL INFLATION RELATED SECURITIES (COST $48,531,994)		$48,867,874

REAL ESTATE RELATED SECURITIES – 44.4%

COMMON STOCKS – 5.1%

CONSTRUCTION & ENGINEERING – 0.0%**

Ashtrom Group Ltd.	754	14,240

DIVERSIFIED REAL ESTATE ACTIVITIES – 2.0%

Airport City Ltd.*	4,669	66,955

Allreal Holding AG	462	100,642

CapitaLand Ltd.	123,700	297,332

Chinese Estates Holdings Ltd.	75,000	33,923

City Developments Ltd.	26,000	140,436

Daito Trust Construction Co. Ltd.	2,800	291,799

Daiwa House Industry Co. Ltd.	26,100	739,957

DIC Asset AG	3,489	58,830

Far East Consortium International Ltd.	78,000	28,518

Gemdale Properties & Investment Corp. Ltd.	358,000	50,600

Great Eagle Holdings Ltd.	7,000	20,895

Hang Lung Properties Ltd.	106,000	281,685

Heiwa Real Estate Co. Ltd.	2,900	99,236

Kenedix, Inc.	2,800	19,915

Kerry Properties Ltd.	54,500	141,054

Lendlease Corp. Ltd.	28,494	259,786

Mitsubishi Estate Co. Ltd.	54,800	866,935

Mitsui Fudosan Co. Ltd.	37,600	763,191

New World Development Co. Ltd.	53,000	245,395

Nomura Real Estate Holdings, Inc.	6,900	154,118

Property & Building Corp. Ltd.	345	31,115

Shinoken Group Co. Ltd.	3,200	35,265

St. Joe Co. (The)	472	21,004

Sumitomo Realty & Development Co. Ltd.	18,300	552,400

Sun Hung Kai Properties Ltd.	63,500	867,424

Tokyo Tatemono Co. Ltd.	11,600	156,606

Tokyu Fudosan Holdings Corp.	15,000	84,760

UOL Group Ltd.	19,200	105,398

Wharf Holdings Ltd. (The)	64,000	140,819

TOTAL DIVERSIFIED REAL ESTATE ACTIVITIES		$6,655,993

OFFICE – 0.0%**

Precinct Properties New Zealand Ltd.	65,609	80,990

REAL ESTATE DEVELOPMENT – 0.5%

BUWOG AG Escrow Shares*	3,077	—

Chip Eng Seng Corp. Ltd.	44,200	14,115

CK Asset Holdings Ltd.	95,500	476,499

Description	Number of Shares	Value

Forestar Group, Inc.*	1,558	$33,481

Goldcrest Co. Ltd.	1,500	25,826

Greenland Hong Kong Holdings Ltd.	101,000	29,713

Helical PLC	12,067	62,498

Henderson Land Development Co. Ltd.	47,735	195,235

Howard Hughes Corp. (The)*	1,294	111,504

Instone Real Estate Group AG*	741	18,798

K Wah International Holdings Ltd.	135,000	63,611

Katitas Co. Ltd.	2,600	77,683

Nexity SA	2,856	128,655

Road King Infrastructure Ltd.	24,000	29,770

Selvaag Bolig ASA	6,948	42,368

Sino Land Co. Ltd.	156,000	216,070

St. Modwen Properties PLC	17,514	92,771

Tosei Corp.	2,300	22,729

TOTAL REAL ESTATE DEVELOPMENT		$1,641,326

REAL ESTATE OPERATING COMPANIES – 2.6%

ADO Properties SA*	1,628	49,060

Aeon Mall Co. Ltd.	3,800	61,518

Akelius Residential Property AB, Class D	10,772	19,670

Alony Hetz Properties & Investments Ltd.	5,823	73,179

Amot Investments Ltd.	8,779	48,354

Aroundtown SA	44,431	308,453

Ascendas India Trust	33,200	37,492

Atrium Ljungberg AB, Class B	1,251	24,065

Azrieli Group Ltd.	3,961	240,791

Blue Square Real Estate Ltd.	878	54,464

CA Immobilien Anlagen AG	3,292	141,780

Castellum AB	9,978	239,386

Catena AB	540	25,147

CLS Holdings PLC	27,220	79,762

Daibiru Corp.	5,100	58,032

Deutsche EuroShop AG*	2,964	63,411

Deutsche Wohnen SE	14,408	713,002

Dios Fastigheter AB	4,885	41,804

Entra ASA	5,788	128,814

Fabege AB	13,425	200,054

Fastighets AB Balder, Class B*	4,582	228,983

Gazit-Globe Ltd.	8,975	53,978

Grainger PLC	32,952	119,812

Grand City Properties SA	5,578	138,549

Hang Lung Group Ltd.	22,000	55,641

Hongkong Land Holdings Ltd.	43,000	198,244

Hufvudstaden AB, Class A	4,456	68,059

Hulic Co. Ltd.	22,400	253,255

Hysan Development Co. Ltd.	21,001	76,160

IMMOFINANZ AG*	4,535	95,800

Keihanshin Building Co. Ltd.	4,900	77,618

Kennedy-Wilson Holdings, Inc.	2,630	45,210

Klovern AB, Class B	55,778	92,407

Kungsleden AB	8,099	82,814

LEG Immobilien AG	2,836	406,545

January 31, 2021 (unaudited)

2	PORTFOLIO OF INVESTMENTS

Wilmington Real Asset Fund (continued)

Description	Number of Shares	Value

Melisron Ltd.	1,293	$66,393

Mobimo Holding AG*	348	109,606

Nyfosa AB*	11,802	114,035

PSP Swiss Property AG	1,919	245,514

S IMMO AG	4,007	86,354

Sagax AB, Class D	19,966	73,651

Samhallsbyggnadsbolaget i Norden AB, Class D	21,008	71,996

Samhallsbyggnadsbolaget i Norden AB	81,389	266,546

Shurgard Self Storage SA	1,183	52,068

Sirius Real Estate Ltd.	19,656	25,399

Swire Properties Ltd.	59,000	171,019

Swiss Prime Site AG	2,869	278,843

TAG Immobilien AG*	7,080	217,404

Tricon Residential, Inc.	7,268	69,341

VGP NV	205	33,600

Vonovia SE	23,006	1,536,112

Wallenstam AB, Class B	8,564	130,389

Wharf Real Estate Investment Co. Ltd.	66,000	348,586

Wihlborgs Fastigheter AB	4,379	89,927

TOTAL REAL ESTATE OPERATING COMPANIES		$8,588,096

RETAIL – 0.0%**

Kiwi Property Group Ltd.	40,668	37,484

TOTAL COMMON STOCKS (COST $12,965,209)		$17,018,129

EXCHANGE-TRADED FUNDS – 19.7%

EQUITY FUNDS – 19.7%

Schwab U.S. REIT ETF#	877,000	33,247,070

Vanguard Global ex-U.S. Real Estate ETF#	621,200	32,960,872

TOTAL EQUITY FUNDS		$66,207,942

TOTAL EXCHANGE-TRADED FUNDS (COST $66,298,080)		$66,207,942

INVESTMENT COMPANIES – 2.5%

EQUITY FUNDS – 2.5%

Tortoise MLP & Pipeline Fund	973,466	8,508,096

REAL ESTATE – 0.0%**

BMO Commercial Property Trust Ltd.	19,402	20,706

TOTAL INVESTMENT COMPANIES (COST $12,912,984)		$8,528,802

REAL ESTATE INVESTMENT TRUSTS – 17.1%

DIVERSIFIED – 2.0%

Abacus Property Group	16,994	35,205

Activia Properties, Inc.	21	83,973

Alexander & Baldwin, Inc.	7,229	109,302

American Assets Trust, Inc.	1,696	46,860

Armada Hoffler Properties, Inc.	5,648	60,716

Charter Hall Group	21,646	223,659

Charter Hall Long Wale REIT	30,820	108,009

Cofinimmo SA	1,208	180,595

Colony Capital, Inc.#	22,170	109,963

Daiwa House REIT Investment Corp.	97	261,300

Empire State Realty Trust, Inc., Class A	16,562	163,301

Essential Properties Realty Trust, Inc.	3,778	78,658

Description	Number of Shares	Value

Gecina SA	2,268	$322,224

Gladstone Commercial Corp.	2,455	43,478

Global Net Lease, Inc.	11,392	183,525

Goodman Property Trust	75,368	121,747

GPT Group (The)	80,642	265,014

Growthpoint Properties Australia Ltd.	18,802	45,724

H&R REIT	2,935	27,910

Hankyu Hanshin REIT, Inc.	37	45,039

Heiwa REIT, Inc.	76	99,361

Hulic Reit, Inc.	71	107,971

ICADE	1,562	112,329

Irongate Group	21,935	21,882

Kenedix Office Investment Corp.	20	128,728

Land Securities Group PLC	27,726	232,144

LondonMetric Property PLC	49,777	154,929

Mapletree North Asia Commercial Trust	101,300	74,245

Merlin Properties Socimi SA	10,383	99,444

Mirvac Group	166,000	299,555

NIPPON REIT Investment Corp.	32	113,758

Nomura Real Estate Master Fund, Inc.	208	316,695

One Liberty Properties, Inc.	12	240

Picton Property Income Ltd. (The)	63,920	72,098

Premier Investment Corp.	97	122,245

PS Business Parks, Inc.	356	48,459

REIT 1 Ltd.	11,700	53,872

Samty Residential Investment Corp.	22	22,843

Sekisui House Reit, Inc.	138	99,875

Star Asia Investment Corp.	81	37,180

Stockland	109,779	370,482

STORE Capital Corp.	8,018	248,718

Sunlight REIT	139,000	67,419

Suntec REIT	64,200	76,921

Tokyu REIT, Inc.	73	115,398

Tosei Reit Investment Corp.	15	16,684

UK Commercial Property REIT Ltd.	46,367	41,354

United Urban Investment Corp.	112	152,378

VEREIT, Inc.	6,918	243,721

Washington REIT	2,685	58,909

WP Carey, Inc.	6,887	457,297

TOTAL DIVERSIFIED		$6,583,336

DIVERSIFIED REAL ESTATE ACTIVITIES – 0.0%**

CTO Realty Growth, Inc.	76	3,202

Sella Capital Real Estate Ltd.	19,590	41,659

TOTAL DIVERSIFIED REAL ESTATE ACTIVITIES		$44,861

HEALTH CARE – 1.5%

Aedifica SA	1,386	167,262

Arena REIT	17,467	38,446

Assura PLC	102,577	101,584

CareTrust REIT, Inc.	6,068	136,287

Community Healthcare Trust, Inc.	886	39,622

Diversified Healthcare Trust	4,519	18,166

Health Care & Medical Investment Corp.	17	21,895

Healthcare Realty Trust, Inc.	4,106	123,221

Healthcare Trust of America, Inc., Class A	9,785	276,426

Healthpeak Properties, Inc.	20,214	599,345

LTC Properties, Inc.	2,893	111,786

January 31, 2021 (unaudited)

PORTFOLIO OF INVESTMENTS	3

Wilmington Real Asset Fund (continued)

Description	Number of Shares	Value

Medical Properties Trust, Inc.	21,167	$446,835

National Health Investors, Inc.	2,416	156,653

New Senior Investment Group, Inc.	6,765	35,855

Omega Healthcare Investors, Inc.	8,861	320,945

Parkway Life REIT	7,800	24,332

Physicians Realty Trust	15,860	279,612

Primary Health Properties PLC	57,037	113,175

Sabra Health Care REIT, Inc.	10,574	177,538

Universal Health Realty Income Trust	1,767	105,455

Ventas, Inc.	14,759	679,947

Vital Healthcare Property Trust	24,302	57,145

Welltower, Inc.	16,661	1,009,657

TOTAL HEALTH CARE		$5,041,189

HOTEL & RESORT – 0.5%

Apple Hospitality REIT, Inc.	9,928	123,901

Ascott Residence Trust	37,400	29,398

CDL Hospitality Trusts	31,900	29,437

Chatham Lodging Trust	2,859	30,620

DiamondRock Hospitality Co.	14,037	115,103

Hersha Hospitality Trust	6,231	47,605

Hoshino Resorts REIT, Inc.	8	39,149

Host Hotels & Resorts, Inc.	25,403	344,211

Invincible Investment Corp.	157	52,341

Japan Hotel REIT Investment Corp.	142	71,529

Park Hotels & Resorts, Inc.	12,850	214,338

Pebblebrook Hotel Trust	2,631	48,358

RLJ Lodging Trust	10,153	131,075

Ryman Hospitality Properties, Inc.	2,708	175,614

Service Properties Trust	10,529	111,713

Summit Hotel Properties, Inc.	3,569	28,909

Sunstone Hotel Investors, Inc.	7,084	75,799

Xenia Hotels & Resorts, Inc.	6,846	99,062

TOTAL HOTEL & RESORT		$1,768,162

INDUSTRIAL – 3.1%

Americold Realty Trust	7,943	277,290

APN Industria REIT	12,124	26,852

Ascendas REIT	127,700	294,646

Centuria Industrial REIT	11,768	27,379

Dream Industrial REIT	7,428	73,656

Duke Realty Corp.	14,357	567,963

EastGroup Properties, Inc.	2,507	338,796

First Industrial Realty Trust, Inc.	4,143	168,372

Frasers Logistics & Commercial Trust	148,720	160,757

GLP J-REIT	169	272,267

Goodman Group	71,947	968,189

Granite REIT	1,863	109,121

Industrial & Infrastructure Fund Investment Corp.	83	149,404

Industrial Logistics Properties Trust	5,680	120,473

Innovative Industrial Properties, Inc.	1,037	194,043

Japan Logistics Fund, Inc.	32	95,720

LaSalle Logiport REIT	96	150,628

Lexington Realty Trust	18,817	192,874

Mapletree Industrial Trust	87,400	188,196

Mapletree Logistics Trust	146,250	216,910

Description	Number of Shares	Value

Mitsubishi Estate Logistics REIT Investment Corp.	19	$75,657

Mitsui Fudosan Logistics Park, Inc.	27	134,976

Monmouth Real Estate Investment Corp.	6,343	109,924

Montea CVA	360	43,894

Nippon Prologis REIT, Inc.	95	309,689

Plymouth Industrial REIT, Inc.	1,334	19,530

Prologis, Inc.	30,145	3,110,964

Rexford Industrial Realty, Inc.	7,865	384,913

Segro PLC	49,330	642,004

STAG Industrial, Inc.	9,873	294,215

Summit Industrial Income REIT	1,866	19,320

Terreno Realty Corp.	4,147	234,637

Tritax Big Box REIT PLC	54,825	138,072

Warehouses De Pauw CVA	6,342	227,713

TOTAL INDUSTRIAL		$10,339,044

OFFICE – 2.0%

Alexandria Real Estate Equities, Inc.	5,647	943,670

Allied Properties REIT	2,383	67,628

alstria office REIT AG*	7,735	133,075

Boston Properties, Inc.	5,267	480,719

Brandywine Realty Trust	7,621	83,831

Champion REIT	160,000	91,807

City Office REIT, Inc.	2,823	26,593

Columbia Property Trust, Inc.	6,598	89,733

Corporate Office Properties Trust	3,083	80,990

Cousins Properties, Inc.	6,351	200,311

Covivio	2,344	192,467

Cromwell Property Group	70,423	43,417

Daiwa Office Investment Corp.	20	129,663

Derwent London PLC	5,842	252,880

Dexus	46,093	315,654

Douglas Emmett, Inc.	3,628	100,532

Dream Office REIT	3,839	57,641

Easterly Government Properties, Inc.	3,911	85,846

Equity Commonwealth	2,592	73,898

GDI Property Group	37,938	33,465

Global One Real Estate Investment Corp.	60	62,583

Great Portland Estates PLC	15,111	134,599

Hibernia REIT PLC	17,486	23,214

Highwoods Properties, Inc.	2,026	75,955

Hudson Pacific Properties, Inc.	3,031	71,047

Ichigo Office REIT Investment Corp.	84	64,328

Inmobiliaria Colonial Socimi SA	17,931	172,382

Intervest Offices & Warehouses NV	685	18,420

Invesco Office J-REIT, Inc.	616	89,473

IREIT Global	87,000	42,627

Japan Excellent, Inc.	26	31,702

Japan Prime Realty Investment Corp.	34	119,957

Japan Real Estate Investment Corp.	53	322,974

JBG SMITH Properties	2,118	63,243

Keppel REIT	112,100	102,444

Kilroy Realty Corp.	3,084	174,647

Mack-Cali Realty Corp.	2,455	31,252

MCUBS MidCity Investment Corp.	132	124,242

Mori Hills REIT Investment Corp.	45	62,729

Mori Trust Sogo REIT, Inc.	16	21,160

January 31, 2021 (unaudited)

4	PORTFOLIO OF INVESTMENTS

Wilmington Real Asset Fund (continued)

Description	Number of Shares	Value

Nippon Building Fund, Inc.	65	$392,604

NSI NV	1,341	55,289

Office Properties Income Trust	1,436	33,229

One REIT, Inc.	16	41,694

Orix JREIT, Inc.	152	254,879

Piedmont Office Realty Trust, Inc., Class A	1,922	29,560

SL Green Realty Corp.#	1,692	114,176

True North Commercial REIT	3,946	19,441

Vornado Realty Trust	4,686	186,315

Workspace Group PLC	10,610	103,707

TOTAL OFFICE		$6,523,692

RESIDENTIAL – 2.3%

Advance Residence Investment Corp.	63	187,030

American Campus Communities, Inc.	6,203	255,316

American Homes 4 Rent, Class A	11,054	334,162

Apartment Income REIT Corp.*	8,212	318,379

Apartment Investment & Management Co., Class A	8,212	37,693

AvalonBay Communities, Inc.	5,517	902,967

Bluerock Residential Growth REIT, Inc.	5,964	62,383

Boardwalk REIT	1,785	48,326

Camden Property Trust	3,272	334,235

Canadian Apartment Properties REIT	4,432	177,453

Centerspace	389	27,207

Clipper Realty, Inc.	9,929	69,602

Comforia Residential REIT, Inc.	32	91,025

Daiwa Securities Living Investments Corp.	98	94,179

Equity LifeStyle Properties, Inc.	6,210	377,816

Equity Residential	13,219	814,819

Essex Property Trust, Inc.	2,466	590,878

GCP Student Living PLC	10,217	20,541

Independence Realty Trust, Inc.	3,834	50,916

Ingenia Communities Group	24,221	92,253

InterRent REIT	6,334	69,792

Invitation Homes, Inc.	21,693	639,510

Irish Residential Properties REIT PLC	33,709	59,223

Kenedix Residential Next Investment Corp.	69	119,866

Killam Apartment REIT	2,717	37,310

Mid-America Apartment Communities, Inc.	4,195	556,886

NexPoint Residential Trust, Inc.	608	23,998

Nippon Accommodations Fund, Inc.	28	154,082

Starts Proceed Investment Corp.	19	36,312

Sun Communities, Inc.	4,001	572,663

UDR, Inc.	10,597	407,455

UMH Properties, Inc.	2,326	34,192

UNITE Group PLC (The)*	16,542	216,957

TOTAL RESIDENTIAL		$7,815,426

RETAIL – 2.6%

Acadia Realty Trust	4,930	71,485

AEON REIT Investment Corp.	36	47,520

Agree Realty Corp.	4,259	269,169

American Finance Trust, Inc.	10,965	79,825

Aventus Group	19,965	41,180

British Land Co. PLC (The)	33,562	205,240

Brixmor Property Group, Inc.	11,496	194,627

BWP Trust	35,261	115,382

Description	Number of Shares	Value

Capital & Counties Properties PLC	10,947	$20,917

CapitaLand Integrated Commercial Trust	185,580	296,492

Carmila SA	5,913	80,835

Charter Hall Retail REIT	7,195	19,431

Choice Properties REIT	6,632	67,059

CT Real Estate Investment Trust	1,626	19,773

Eurocommercial Properties NV*	3,899	75,239

Federal Realty Investment Trust	2,046	179,148

Fortune REIT	64,000	57,035

Frasers Centrepoint Trust	44,823	87,142

Frontier Real Estate Investment Corp.	26	106,667

Getty Realty Corp.	3,846	102,188

Hammerson PLC	272,124	86,050

Japan Retail Fund Investment Corp.	97	184,061

Kenedix Retail REIT Corp.	14	33,885

Kimco Realty Corp.	14,916	246,263

Kite Realty Group Trust	2,614	41,667

Klepierre SA	7,505	179,873

Link REIT	80,500	698,358

Macerich Co. (The)#	9,529	149,605

Mapletree Commercial Trust	114,123	176,563

Mercialys SA	4,343	39,377

National Retail Properties, Inc.	4,979	194,181

NewRiver REIT PLC	17,295	19,579

Realty Income Corp.	13,785	814,142

Regency Centers Corp.	5,095	240,382

Retail Estates NV	943	68,797

Retail Opportunity Investments Corp.	3,914	55,148

Retail Properties of America, Inc., Class A	3,557	32,760

Retail Value, Inc.	1,384	21,604

RioCan REIT	2,246	29,912

RPT Realty	7,659	70,846

Scentre Group	207,480	429,824

Seritage Growth Properties, Class A*	3,490	62,157

Shaftesbury PLC*	6,999	53,424

Shopping Centres Australasia Property Group	30,266	53,519

Simon Property Group, Inc.	13,194	1,226,118

SITE Centers Corp.	4,485	49,739

SmartCentres Real Estate Investment Trust	7,835	144,170

SPH REIT	137,600	86,080

Spirit Realty Capital, Inc.	3,833	147,800

Tanger Factory Outlet Centers, Inc.#	5,839	90,096

Unibail-Rodamco-Westfield	5,323	449,472

Urban Edge Properties	4,971	68,550

Urstadt Biddle Properties, Inc., Class A	3,106	42,956

Vicinity Centres	147,069	171,128

Waypoint REIT	19,429	37,976

Weingarten Realty Investors	4,040	90,940

TOTAL RETAIL		$8,723,356

SPECIALIZED – 3.1%

Big Yellow Group PLC	5,168	77,985

Charter Hall Social Infrastructure REIT	35,768	84,323

CoreSite Realty Corp.	1,965	264,174

CubeSmart	10,476	364,984

CyrusOne, Inc.	5,939	433,250

Digital Realty Trust, Inc.	11,479	1,652,402

EPR Properties	2,303	91,291

January 31, 2021 (unaudited)

PORTFOLIO OF INVESTMENTS	5

Wilmington Real Asset Fund (continued)

Description	Number of Shares	Value

Equinix, Inc.	3,644	$2,696,414

Extra Space Storage, Inc.	6,466	735,766

Farmland Partners, Inc.#	2,902	29,920

Four Corners Property Trust, Inc.	6,477	170,734

Gaming and Leisure Properties, Inc.	8,105	333,359

GEO Group, Inc. (The)#	5,794	51,798

Gladstone Land Corp.	1,517	23,877

Iron Mountain, Inc.	11,025	371,212

Keppel DC REIT	58,995	131,836

Life Storage, Inc.	4,006	326,809

National Storage Affiliates Trust	3,129	114,334

National Storage REIT	33,137	48,175

Public Storage	6,175	1,405,553

QTS Realty Trust, Inc., Class A	2,146	139,705

Safehold, Inc.	395	29,064

Safestore Holdings PLC	13,213	146,297

VICI Properties, Inc.	27,175	686,984

TOTAL SPECIALIZED		$10,410,246

TOTAL REAL ESTATE INVESTMENT TRUSTS (COST $48,884,137)		$57,249,312

TOTAL REAL ESTATE RELATED SECURITIES (COST $141,060,410)		$149,004,185

COMMODITY RELATED SECURITIES – 34.8%

EXCHANGE-TRADED FUNDS – 17.5%

COMMODITY – 17.5%

Aberdeen Standard Bloomberg All Commodity Strategy K-1 Free ETF	416,000	9,310,080

Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF	714,960	11,260,620

iShares Commodities Select Strategy ETF	375,100	10,330,254

iShares Gold Trust*	886,100	15,551,055

iShares Silver Trust*	144,100	3,601,059

SPDR S&P Global Natural Resources ETF	191,238	8,621,009

TOTAL COMMODITY		$58,674,077

TOTAL EXCHANGE-TRADED FUNDS (COST $56,765,194)		$58,674,077

INVESTMENT COMPANIES – 17.3%

COMMODITY – 17.3%

Vanguard Commodity Strategy Fund	467,471	12,869,465

DFA Commodity Strategy Portfolio	6,109,023	33,843,985

Parametric Commodity Strategy Fund	2,007,299	11,421,533

TOTAL COMMODITY		$58,134,983

TOTAL INVESTMENT COMPANIES (COST $54,039,488)		$58,134,983

TOTAL COMMODITY RELATED SECURITIES (COST $110,804,682)		$116,809,060

SHORT-TERM INVESTMENTS – 6.0%

MONEY MARKET FUND – 6.0%

Dreyfus Government Cash Management Fund, Institutional Shares, 0.03%^	20,170,839	20,170,839

TOTAL SHORT-TERM INVESTMENT (COST $20,170,839)		$20,170,839

Description	Par Value	Value

CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN – 1.0%

REPURCHASE AGREEMENTS – 1.0%

Bank of America Securities, Inc., 0.06%,dated 1/29/21, due 2/01/21, repurchase price $614,328 collateralized by U.S. Government Agency Securities, 1.50% to 2.50%, maturing 9/01/50 to 2/01/51; total market value of $626,612.	$614,325	$614,325

Bank of Montreal, 0.06%, dated 1/29/21,due 2/01/21, repurchase price $244,560 collateralized by U.S. Government Agency Securities, 1.50% to 4.50%, maturing 1/01/36 to 1/01/51; total market value of $249,450.	244,559	244,559

Citigroup Global Markets Ltd., 0.06%, dated 1/29/21, due 2/01/21, repurchase price $614,328 collateralized by U.S. Government Agency & Treasury Securities, 0.38% to 8.50%, maturing 2/01/23 to 1/01/59; total market value of $626,611.	614,325	614,325

Daiwa Capital Markets America, 0.07%,dated 1/29/21, due 2/01/21, repurchase price $614,329 collateralized by U.S. Government Agency & Treasury Securities, 0.00% to 7.00%, maturing 3/11/21 to 2/01/51; total market value of $626,611.	614,325	614,325

HSBC Securities USA, Inc., 0.05%, dated 1/29/21, due 2/01/21, repurchase price $614,328 collateralized by U.S. Government Agency Securities, 2.50% to 5.00%, maturing 10/20/40 to 10/20/50; total market value of $626,612.	614,325	614,325

RBC Dominion Securities, Inc., 0.06%, dated 1/29/21, due 2/01/21, repurchase price $614,328 collateralized by U.S. Government Agency & Treasury Securities, 0.00% to 7.63%, maturing 2/18/21 to 1/20/51; total market value of $626,612.	614,325	614,325

TOTAL REPURCHASE AGREEMENTS (COST $3,316,184)		$3,316,184

TOTAL CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN (COST $3,316,184)		$3,316,184

TOTAL INVESTMENTS – 100.8% (Cost $323,884,109)		$338,168,142

COLLATERAL FOR SECURITIES ON LOAN – (1.0%)		(3,316,184)

OTHER ASSETS LESS LIABILITIES – 0.2%		716,411

TOTAL NET ASSETS – 100.0%		$335,568,369

January 31, 2021 (unaudited)

6	PORTFOLIO OF INVESTMENTS

Wilmington Real Asset Fund (continued)

The Fund follows the authoritative guidance (U.S. generally accepted accounting principles) for fair value measurements.The guidance establishes a framework for measuring fair value and a hierarchy for inputs and techniques used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs and techniques by requiring that the most observable inputs be used when available. The guidance establishes three tiers of inputs that may be used to measure fair value. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of January 31, 2021 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total

Assets

Investments in Securities

Inflation Related Securities

Exchange-Traded Funds	$48,867,874	$—	$—	$48,867,874

Real Estate Related Securities

Common Stocks

Construction & Engineering	—	14,240	—	14,240

Diversified Real Estate Activities	21,004	6,634,989	—	6,655,993

Office	—	80,990	—	80,990

Real Estate Development	144,985	1,496,341	—	1,641,326

Real Estate Operating Companies	114,551	8,473,545	—	8,588,096

Retail	—	37,484	—	37,484

Exchange-Traded Funds	66,207,942	—	—	66,207,942

Investment Companies	8,508,096	20,706	—	8,528,802

Real Estate Investment Trusts

Diversified	1,881,057	4,702,279	—	6,583,336

Diversified Real Estate Activities	3,202	41,659	—	44,861

Health Care	4,517,350	523,839	—	5,041,189

Hotel & Resort	1,546,308	221,854	—	1,768,162

Industrial	6,216,091	4,122,953	—	10,339,044

Office	3,090,257	3,433,435	—	6,523,692

Residential	6,743,958	1,071,468	—	7,815,426

Retail	4,802,310	3,921,046	—	8,723,356

Specialized	9,921,630	488,616	—	10,410,246

Commodity Related Securities

Exchange-Traded Funds	58,674,077	—	—	58,674,077

Investment Companies	58,134,983	—	—	58,134,983

Money Market Fund	20,170,839	—	—	20,170,839

Repurchase Agreements	—	3,316,184	—	3,316,184

Total Investments in Securities	$299,566,514	$38,601,628	$—	$338,168,142

The inputs or techniques used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Additional information on the Fund’s valuation policy is included in the most recent shareholder report.

**	Represents less than 0.05%.

*	Non-income producing security.

#	Security, or a portion thereof, is on loan.

^	7-Day net yield.

January 31, 2021 (unaudited)

PORTFOLIO OF INVESTMENTS	7

Wilmington Real Asset Fund (concluded)

The following acronyms are used throughout this Fund:

CVA	Dutch Certification

ETF	Exchange-Traded Fund

J-REIT	Japanese Real Estate Investment Trust

PLC	Public Limited Company

REIT	Real Estate Investment Trust

SPDR	Standard & Poor’s Depositary Receipt

For additional information about significant accounting policies, refer to Fund’s most recent semi-annual or annual report.

January 31, 2021 (unaudited)